Finance debt (Details 3) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Proceeds from finance debt	$ 2,210	$ 2,880
Repayment of principal	(4,238)	(9,196)
Repayment of interest	(1,964)	(1,846)
Net Cash Used In Financing Activities [Member]
IfrsStatementLineItems [Line Items]
Proceeds from finance debt	2,210	2,880
Repayment of principal	(4,193)	(9,334)
Repayment of interest	(1,978)	(1,850)
Finance Debt [Member] | Changes In Finance Debt [Member]
IfrsStatementLineItems [Line Items]
Proceeds from finance debt	2,210	2,880
Repayment of principal	(4,238)	(9,196)
Repayment of interest	(1,964)	(1,846)
Finance Debt [Member] | Repurchase Of Debt Securities [Member]
IfrsStatementLineItems [Line Items]
Repayment of principal	78	(121)
Finance Debt [Member] | Deposits Financing [Member]
IfrsStatementLineItems [Line Items]
Repayment of principal	(33)	(17)
Repayment of interest	$ (14)	$ (4)